Summary of Significant Accounting Policies (Details 3) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total common stock equivalents	2,149,088	1,649,088	1,649,088	1,399,088
Warrant [Member]
Total common stock equivalents	2,100,000	1,600,000	1,600,000	1,350,000
Series A Preferred Stock [Member]
Total common stock equivalents	1,088	1,088	1,088	1,088
Series B Preferred Stock [Member]
Total common stock equivalents	48,000	48,000	48,000	48,000